Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

		Fair value measurement at reporting date using
Description	Fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2020:
Short-term investments	536,401	—	536,401	—

As of December 31, 2021:
Short-term investments	884,996	—	884,996	—